Note 14 - Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Cost
Buildings	10,175,880	10,796,663
Computer hardware and other equipment	4,694,360	4,580,317
Office equipment	1,689,664	2,218,736
Leasehold improvements	1,426,775	1,220,299
Motor vehicles	311,155	334,251
	18,297,834	19,150,266
Less: Accumulated depreciation	(7,102,402)	(7,389,435)
	11,195,432	11,760,831